Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2024
Schedule of Group's derivative financial liabilities to the contractual maturity date.
	06.30.2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	36,222	466	11	-	-	36,699
Borrowings	181,405	114,324	25,588	45,437	-	366,754
Finance leases obligations	1,234	1,300	1,366	1,433	13,663	18,996
Derivative Financial Instruments	4	-	-	-	-	4
Total	218,865	116,090	26,965	46,870	13,663	422,453
	06.30.2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	58,668	1,616	1,330	992	1,338	63,944
Borrowings	150,904	101,609	77,680	26,100	44,740	401,033
Finance leases obligations	1,044	1,081	1,226	1,178	15,381	19,910
Derivative Financial Instruments	22	-	-	-	-	22
Total	210,638	104,306	80,236	28,270	61,459	484,909

Schedule of Group's key metrics in relation to managing its capital structure
	06.30.2024	06.30.2023
Gearing ratio (i)	25.37%	22.83%
Debt ratio (ii)	20.23%	18.19%